Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2020
Onerous contracts
Schedule of Cash Flow Information

Reconciliation of net income to net cash provided by operating activities:

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s
Loss for the year	(54,305)	(49,220)	(37,593)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	2,868	3,400	8,792
- gain on sale of intangible assets	(906)	-	-
Non-cash flows in profit:
- depreciation and amortisation expense	10,603	2,382	3,030
- impairment expense	8,904	8,173	1,914
- shares issued in lieu of inventory payment	5,942	-	-
- warrants issued	371	-	-
- fair value gain/(loss) on convertible notes derivative	-	775	(2,393)
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	2,901	14,267	14,925
- (increase)/decrease in current tax receivables	368	(355)	52
- (increase)/decrease in inventories	(1,912)	13,350	6,638
- (increase)/decrease in deferred tax asset/(liability)	711	(692)	-
- (increase)/decrease in related party receivables	282	6,531	(906)
- increase/(decrease) in trade and other payables	402	(5,681)	6,956
- increase/(decrease) in income taxes payable	(140)	226	152
- increase/(decrease) in provisions	5,534	(522)	39
- increase/(decrease) in foreign currency derivative liability	(1,484)	(1,712)	(5,104)
- net exchange differences	(33)	(355)	(618)
Cashflows from operations	(19,894)	(9,434)	(4,116)

Schedule of Non-cash Investing and Financing Activities

Such transactions are disclosed below that provides all the relevant information about the non-cash investing and financing activities specific to the Group:

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s
Shares issued in lieu of inventory payment	15,525	-	-
Warrants issued	371	-	-
	15,896	-	-